Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Loan Loss Reserve Church Bonds	$ 320,000	$ 200,000	$ 200,000
Loan Loss Impaired Loans	48,979	193,104	45,000
Reduction of Impairment Charges	$ 62,000